Intangible assets - Additional Information (Details)			12 Months Ended
	Feb. 16, 2021 CAD ($) $ / shares shares	Feb. 16, 2021 EUR (€) shares	Aug. 31, 2021 CAD ($) $ / shares	Feb. 16, 2021 $ / shares
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets			$ 528,726
Share price | $ / shares			$ 0.50
Intellectual property
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	$ 461,134	€ 300,000
Shares issued for purchase of intangible assets | shares	30,000	30,000
Share price | (per share)	$ 19.13			$ 15.07
Total consideration	$ 1,035,070
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets not depreciated because they are not ready for use			$ 42,677